Revenue from contracts with customers - Significant Changes in Contract Liabilities (Details) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change in Contract with Customer, Liability [Roll Forward]
Contract liabilities at start of period	$ 3.0	$ 6.4
Decrease due to amortization of revenue that was included in the beginning contract liability balance	(3.0)	(9.3)
Increase due to cash received, excluding amounts recognized as revenue	0.9	5.9
Contract liabilities at end of period	$ 0.9	$ 3.0